Operating Costs and Expenses - Summary of Operating Costs and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Analysis of income and expense [abstract]
Change of finished goods and work in process				$ 31,977
Raw materials and supplies used	$ 3,575,283		$ 3,079,909	3,036,350
Employee benefit expenses	6,075,773		5,606,833	5,895,778
Depreciation expenses	3,731,914		3,376,579	2,899,278
Others	4,590,720		4,464,499	4,530,425
Total operating costs and expenses	17,973,690		16,527,820	16,393,808
Employee benefit expenses
Salaries	5,114,790		4,628,039	4,847,433
Director's remuneration	26,266		18,456	27,276
Labor and health insurance	422,106		406,111	390,788
Pension	194,173		201,567	198,502
Share-based payments	822	$ 27	41,043	123,021
Other personnel expenses	317,616		311,617	308,758
Total Employee benefit expenses	$ 6,075,773		$ 5,606,833	$ 5,895,778